UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen AMT-Free Municipal Income Fund (NEA)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.3% (2.3% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,078,000
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Ba1	5,646,291
	Series 2003, 5.750%, 6/01/27
3,515	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 (Pre-refunded 7/01/13) –	7/13 at 100.00	Aa3 (4)	3,592,154
	AMBAC Insured
985	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	1/14 at 100.00	Aa3	988,635
11,155	Total Alabama			11,305,080
	Alaska – 0.3% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	919,640
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.7% (1.9% of Total Investments)
1,320	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2012A,	1/22 at 100.00	AA–	1,475,324
	5.000%, 1/01/43
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 –	No Opt. Call	AA	7,948,706
	FGIC Insured
7,865	Total Arizona			9,424,030
	California – 16.0% (11.3% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics,
	Tender Option Bond Trust 3294:
1,285	9.273%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,598,643
525	9.273%, 2/15/20 (IF)	No Opt. Call	AA–	653,142
485	9.273%, 2/15/20 (IF)	No Opt. Call	AA–	603,272
5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	6/13 at 100.00	A2	5,068,250
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	4/13 at 100.00	A1	250,928
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,213
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded 4/01/14) –	4/14 at 100.00	AA+ (4)	7,911,272
	AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside,	8/14 at 100.00	A	2,951,904
	Series 2002D, 5.000%, 8/01/26 – NPFG Insured
8,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,439,868
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,850	4.500%, 6/01/27	6/17 at 100.00	B	2,699,663
1,455	5.000%, 6/01/33	6/17 at 100.00	B	1,354,721
250	5.125%, 6/01/47	6/17 at 100.00	B	215,733
6,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	6,932,640
	2012B, 5.000%, 7/01/43
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A	1,151,301
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A	1,283,451
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	A	1,211,827
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
2,610	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	A1 (4)	2,677,442
	8/15/28 (Pre-refunded 8/15/13)
1,140	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	A+	1,168,876
	8/15/28 – NPFG Insured

1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA+ (4)	1,518,135
	5/01/28 (Pre-refunded 5/01/13) – AGM Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%, 1/01/28 –	7/13 at 100.00	A+	1,061,847
	NPFG Insured
6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	6,365,016
	AMBAC Insured
52,770	Total California			55,123,144
	Colorado – 6.0% (4.2% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – AGM Insured	12/13 at 100.00	AA–	4,454,069
3,750	5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA–	3,831,263
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/14 at 100.00	A	1,496,371
	Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	4/18 at 100.00	AA–	5,877,270
	2006C-1, Trust 1090, 15.455%, 10/01/41 – AGM Insured (IF) (5)
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	BBB	1,363,590
	NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	BBB	1,029,790
	NPFG Insured
2,300	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	A+	2,568,571
	5.000%, 11/15/42
22,200	Total Colorado			20,620,924
	District of Columbia – 2.5% (1.8% of Total Investments)
7,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	5,628,770
	AMBAC Insured
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	AA–	2,261,840
	Appriciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	771,280
	Tender Option Bond Trust 1606, 11.761%, 10/01/30 – AMBAC Insured (IF) (5)
14,665	Total District of Columbia			8,661,890
	Florida – 17.2% (12.1% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 –	9/15 at 100.00	A1	1,098,730
	AMBAC Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	1,707,645
3,000	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	3,372,900
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	431,124
	(Pre-refunded 10/01/14) – NPFG Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	BBB	1,536,910
	5.000%, 9/01/23 – FGIC Insured
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	523,920
	NPFG Insured
65	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	70,358
	Series 1987G-1, 8.595%, 11/01/17
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond,	No Opt. Call	AAA	4,060,425
	Trust 2929, 17.386%, 12/01/16 – AGC Insured (IF) (5)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	No Opt. Call	A1	2,399,219
	Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AA–	108,007
	2003A, 5.000%, 10/01/17 – AGM Insured
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	379,253
	AGM Insured
1,765	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	AA–	1,912,236
	System, Series 2005D, 5.000%, 11/15/35 – NPFG Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	AA– (4)	202,286
	System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/13 at 100.00	N/R (4)	3,646,475
	System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2 (4)	1,529,805
	7/01/29 (Pre-refunded 7/01/13) – NPFG Insured
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	A–	1,852,017
	AMBAC Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	531,715
	NPFG Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	3,078,120
	NPFG Insured
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	621,540
	5.250%, 10/01/22 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	4/13 at 100.00	Aa2	2,006,540
	10/01/29 – FGIC Insured
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA–	3,575,087
	NPFG Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,176,884
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,
	Series 2003:
2,800	5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	2,844,352
3,000	5.500%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	3,045,360
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,050,210
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	A+ (4)	2,173,120
	9/01/13) – NPFG Insured
450	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 –	9/18 at 100.00	AA–	520,758
	AGC Insured
4,000	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,231,760
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A+ (4)	1,861,601
	(Pre-refunded 10/01/14) – AMBAC Insured
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	1,357,536
4,430	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B,	No Opt. Call	A–	4,953,405
	5.000%, 7/01/42
1,250	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds, Embry-Riddle	10/13 at 100.00	A–	1,260,575
	Aeronautical University, Series 2003, 5.200%, 10/15/33 – RAAI Insured
54,265	Total Florida			59,119,873
	Georgia – 2.1% (1.5% of Total Investments)
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	3,429,360
	AGM Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	Aa2	1,562,492
	AGM Insured
530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	12/22 at 100.00	AA–	535,782
	4.000%, 12/01/42
1,450	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,623,406
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
6,390	Total Georgia			7,151,040
	Idaho – 1.0% (0.7% of Total Investments)
3,075	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2012A,	3/22 at 100.00	A	3,357,347
	5.000%, 3/01/47 – AGM Insured
	Illinois – 10.2% (7.2% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,549,760
	FGIC Insured
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding	1/20 at 100.00	AA–	5,736,550
	Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 – AGM Insured	12/14 at 100.00	A2	1,765,980
1,465	5.125%, 12/01/23 – AGM Insured	12/14 at 100.00	A2	1,577,893
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	A2 (4)	1,755,996
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	A2 (4)	1,555,122
540	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	612,041
	5.000%, 6/01/42
4,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	4,459,280
	5.000%, 10/01/51
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	2,542,925
	5.250%, 7/01/23
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	A2	2,816,925
4,500	5.000%, 3/01/27	3/22 at 100.00	A2	5,037,930
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
13,300	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,823,590
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	3,016,050
57,565	Total Illinois			35,250,042
	Indiana – 8.3% (5.8% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	A1	2,542,875
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	BBB (4)	2,241,071
	8/01/19 (Pre-refunded 8/01/13) – NPFG Insured
1,820	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,009,571
	2012A, 5.000%, 5/01/42
800	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	852,768
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,516,847
	2012A, 5.000%, 10/01/37
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,011,330
	NPFG Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 (Pre-refunded	8/13 at 100.00	Aaa	1,023,990
	8/01/13) – FGIC Insured
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	11,261,889
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	3,065,850
27,265	Total Indiana			28,526,191
	Iowa – 0.4% (0.3% of Total Investments)
1,430	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,430,415
	5.600%, 6/01/34
	Kansas – 1.5% (1.0% of Total Investments)
630	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AA	647,375
	Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 – AMBAC Insured
	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and
	Development Facilities Projects, Series 2003C, Reg S:
3,440	5.000%, 10/01/22 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2 (4)	3,536,286
930	5.000%, 10/01/22 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2 (4)	956,031
5,000	Total Kansas			5,139,692
	Kentucky – 0.3% (0.2% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	A+ (4)	1,008,729
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – NPFG Insured
	Louisiana – 1.8% (1.3% of Total Investments)
3,555	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	4,072,181
	5.000%, 7/01/36
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	2,265,340
	5.000%, 5/01/45
5,555	Total Louisiana			6,337,521
	Maine – 0.2% (0.1% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	540,885
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (WI/DD, Settling 2/13/13)
	Massachusetts – 3.8% (2.7% of Total Investments)
770	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	790,120
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,142,966
	5.125%, 9/01/23
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	No Opt. Call	AA+	11,160,300
	Trust 14021, 9.283%, 2/15/20 (IF)
9,395	Total Massachusetts			13,093,386
	Michigan – 6.3% (4.4% of Total Investments)
390	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	425,525
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+ (4)	6,252,600
	7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	A+	4,514,204
	5.000%, 7/01/22 – NPFG Insured
700	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	750,141
	AGM Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	2,211,840
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
180	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	209,164
820	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	907,346
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	6/13 at 100.00	BBB+	6,501,495
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
21,185	Total Michigan			21,772,315
	Minnesota – 0.0% (0.0% of Total Investments)
130	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities	1/22 at 100.00	A–	150,041
	Transmission Project, Series 2012, 5.000%, 1/01/32
	Missouri – 0.9% (0.6% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AA+	251,453
	5.250%, 3/01/24 – AGM Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AA+	225,956
	5.250%, 3/01/23 – AGM Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,170,229
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,328,368
2,825	Total Missouri			2,976,006
	Nebraska – 2.0% (1.4% of Total Investments)
1,530	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	1,664,900
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
5,000	Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Refunding Series 2003, 5.000%, 6/15/28	6/13 at 100.00	AA+ (4)	5,089,800
	(Pre-refunded 6/15/13) – NPFG Insured
6,530	Total Nebraska			6,754,700
	Nevada – 0.3% (0.2% of Total Investments)
950	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,081,651
	5.000%, 6/01/42
	New Jersey – 2.2% (1.6% of Total Investments)
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A+	5,652,250
	5.000%, 6/15/38
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,315	4.500%, 6/01/23	6/17 at 100.00	B1	1,315,434
305	4.625%, 6/01/26	6/17 at 100.00	B1	297,131
520	4.750%, 6/01/34	6/17 at 100.00	B2	467,719
7,140	Total New Jersey			7,732,534
	New Mexico – 0.6% (0.4% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,081,018
	New York – 5.5% (3.9% of Total Investments)
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	776,932
	2011A, 5.750%, 2/15/47
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,095,588
	2/15/47 – NPFG Insured
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	6,933,656
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2012-9W, 13.754%, 6/15/26 (IF) (5)
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	2,031,430
	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured (UB)
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	4,662,563
	Tender Option Bond Trust 09-6W, 13.636%, 3/15/37 (IF) (5)
1,060	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB+	1,091,249
	Center Project, Series 2012, 5.000%, 7/01/42
	riborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Bonds, Series 2013A:
485	5.000%, 11/15/28	No Opt. Call	A+	582,917
590	0.000%, 11/15/31	No Opt. Call	A+	299,242
355	3.125%, 11/15/32	No Opt. Call	A+	351,109
410	0.000%, 11/15/32	No Opt. Call	A+	199,555
14,800	Total New York			19,024,241
	North Carolina – 4.4% (3.1% of Total Investments)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	3,783,021
	Health System, Series 2012A, 5.000%, 6/01/42
700	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	769,202
	Refunding Series 2012A, 5.000%, 6/01/36
1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	1,665,555
	WakeMed, Series 2012A, 5.000%, 10/01/38
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	N/R (4)	8,995,278
	2003, 5.375%, 10/01/33 (Pre-refunded 10/01/13) – RAAI Insured
14,200	Total North Carolina			15,213,056
	North Dakota – 0.6% (0.4% of Total Investments)
1,800	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,968,480
	Group, Series 2012, 5.000%, 12/01/35
	Ohio – 5.3% (3.7% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	745,531
960	4.000%, 5/01/33	5/22 at 100.00	AA–	981,965
800	5.000%, 5/01/42	5/22 at 100.00	AA–	897,104
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
205	5.125%, 6/01/24	6/17 at 100.00	B–	190,066
710	5.875%, 6/01/30	6/17 at 100.00	B	651,077
1,015	5.750%, 6/01/34	6/17 at 100.00	B	907,309
1,700	5.875%, 6/01/47	6/17 at 100.00	B	1,537,412
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,642,822
	Improvement Series 2012A, 5.000%, 11/01/42
4,920	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt	1/23 at 100.00	AA	5,624,593
	Series 2013A, 5.000%, 1/01/38 (Mandatory put 1/01/35) (WI/DD, Settling 2/01/13)
4,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series	No Opt. Call	A2	5,116,800
	2007, 5.250%, 12/01/31 – AGM Insured
16,425	Total Ohio			18,294,679
	Oklahoma – 0.3% (0.2% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,092,750
	7/01/24 – AMBAC Insured
	Oregon – 0.5% (0.3% of Total Investments)
1,335	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	A+	1,553,179
	Pennsylvania – 7.3% (5.1% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AA+ (4)	3,083,580
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	3,719,240
	6/01/33 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	2,031,440
	5.000%, 8/01/32 – AGM Insured
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	328,557
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	1,169,607
	8/01/27 – AMBAC Insured (ETM)
1,350	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue	8/20 at 100.00	AA–	1,526,742
	Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	13,207,090
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
24,075	Total Pennsylvania			25,066,256
	Puerto Rico – 1.1% (0.8% of Total Investments)
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,990,341
	0.000%, 8/01/39
10,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,935,657
	8/01/43 – NPFG Insured
18,830	Total Puerto Rico			3,925,998
	Rhode Island – 0.2% (0.2% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
450	6.125%, 6/01/32	6/13 at 100.00	BBB+	454,496
365	6.250%, 6/01/42	6/13 at 100.00	BBB–	375,946
815	Total Rhode Island			830,442
	South Carolina – 4.1% (2.9% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series	11/14 at 100.00	AA–	5,345,650
	2004A, 5.250%, 11/01/23 – AGM Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
3,000	5.000%, 12/01/22 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AA (4)	3,119,520
1,785	5.000%, 12/01/23 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AA (4)	1,856,114
	South Carolina Jobs-Economic Development Authority, Industrial Revenue Bonds, South Carolina
	Electric and Gas Company, Series 2013:
900	4.000%, 2/01/28	2/23 at 100.00	A	965,583
220	3.625%, 2/01/33	2/23 at 100.00	A	217,529
2,400	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding	4/22 at 100.00	A1	2,670,120
	Bonds, Series 2012A, 5.000%, 4/15/32
13,305	Total South Carolina			14,174,516
	Tennessee – 0.4% (0.3% of Total Investments)
1,200	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue	9/22 at 100.00	AA	1,235,244
	Bonds, Series 2012A, 4.000%, 9/01/40
75	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	BBB+	82,364
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
1,275	Total Tennessee			1,317,608
	Texas – 7.1% (5.0% of Total Investments)
1,885	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,118,363
	AGM Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	2,117,320
	5.250%, 5/15/25 – NPFG Insured
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012B,	7/22 at 100.00	A+	5,269,355
	5.000%, 7/01/31
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding	8/21 at 100.00	A	3,147,012
	Series 2012A, 5.000%, 8/01/46
2,115	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s	8/22 at 100.00	AA	2,430,495
	Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,403,258
	12/15/36 – AGM Insured
395	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	428,101
	2012, 5.000%, 12/15/32
4,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	Aaa	4,673,520
	2012A, 5.000%, 4/01/42
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,841,140
	Refunding Series 2012A, 5.000%, 8/15/41
21,625	Total Texas			24,428,564
	Utah – 1.0% (0.7% of Total Investments)
2,880	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	3,260,650
	Virginia – 1.0% (0.7% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation	7/28 at 100.00	BBB	262,352
	Series 2012B, 0.000%, 7/15/40
1,000	Norfolk Economic Development Authority, Virginia, Health Care Facilities Revenue Bonds, Sentara	11/22 at 100.00	AA	1,139,350
	Healthcare, Refunding Series 2012B, 5.000%, 11/01/43
1,290	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,389,175
	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B:
955	0.000%, 7/01/34	No Opt. Call	BBB–	333,028
520	0.000%, 7/01/35	No Opt. Call	BBB–	171,688
4,195	Total Virginia			3,295,593
	Washington – 7.9% (5.6% of Total Investments)
3,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	3,353,010
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.751%, 1/01/26 –	1/17 at 100.00	AA+	6,846,500
	AGM Insured (IF)
1,360	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aa3	1,384,942
	Center, Series 2003, 5.000%, 7/01/23 – NPFG Insured
775	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aaa	790,399
	Center, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aa1 (4)	1,967,760
	Series 2003, 5.250%, 12/01/17 (Pre-refunded 6/01/13) – FGIC Insured
750	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding	10/22 at 100.00	AA	864,488
	Series 2012B, 5.000%, 10/01/30
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series	10/22 at 100.00	AA	2,229,380
	2012A, 5.000%, 10/01/42
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 (Pre-refunded	6/13 at 100.00	AA+ (4)	9,825,590
	6/01/13) – NPFG Insured
24,490	Total Washington			27,262,069
	West Virginia – 1.0% (0.7% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,398,730
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
	Wisconsin – 4.5% (3.2% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series 2004C,	3/14 at 100.00	Aa2 (4)	1,245,073
	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	4,752,222
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
2,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series	No Opt. Call	A1	2,860,835
	1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc.,	8/22 at 100.00	A+	2,957,452
	Refunding 2012C, 5.000%, 8/15/32
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	3,658,751
	Services Inc., Series 2003A, 5.125%, 8/15/33
14,535	Total Wisconsin			15,474,333
$ 500,405	Total Investments (cost $455,988,832) – 142.1%			489,139,238
	Floating Rate Obligations – (2.4)%			(8,315,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.1)% (6)			(83,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.6)% (6)			(67,600,000)
	Other Assets Less Liabilities – 4.0%			14,013,271
	Net Assets Applicable to Common Shares – 100%			$ 344,237,509

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$489,139,238	$ —	$489,139,238

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $449,790,103.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$34,233,190
Depreciation	(3,196,893)
Net unrealized appreciation (depreciation) of investments	$31,036,297

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 17.0% and 13.8%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013